Changes in accounting standards (Narrative) (Details) - USD ($) $ in Millions		3 Months Ended
	Jan. 01, 2019	Jun. 30, 2016
Statements [Line Items]
Payments of deferral fee		$ 3.3
Borrowings, effective interest rate		10.90%
Loan modification fees		$ 3.2
Assets and lease liabilities	$ 30.8